Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	December 31, 2024	June 30, 2025
		(Unaudited)
Accounts Receivable(i)	$388,365	$285,525
Allowance for current expected credit losses	(106,780)	(174,943)
Accounts receivable, net	$281,585	$110,582

(i)	All accounts receivable are mainly from sales of FTTPS.